RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

During the years ended December 31, 2025 and 2024, an affiliated entity advanced funds of $0 and $60 to the Company for payment of the filing of its annual reports. As of December 31, 2025 and 2024, the Company owed $0 and $120 to the affiliated entity. The advance is non-interest bearing, unsecured, and due on demand.

The Company entered into the Exchange Agreement with BSG Series CM LLC, which the Company evaluated as a related party arrangement (see Note 8).